CARES Act Payroll Protection Program (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Interest rate	0.11%	11.00%
BBVA [Member] | PPP Loans [Member]
Fiscal 2021	$ 2,243	$ 2,243
Interest rate	1.00%	0.01%
Term of loan	10 months	2 years
Fiscal 2022	$ 17,825	$ 17,779
BMCH, Inc [Member]
Promissory notes	2,589	2,589
Triad Logistics, Inc [Member]
Promissory notes	78	78
Triad Personnel Services, Inc [Member]
Promissory notes	404	404
SNI Companies, Inc [Member]
Promissory notes	10,000	10,000
Paladin Consulting, Inc [Member]
Promissory notes	1,925	1,925
Access Data Consulting Corporation [Member]
Promissory notes	1,456	1,456
Agile Resources, Inc [Member]
Promissory notes	1,206	1,206
Scribe Solutions, Inc [Member]
Promissory notes	277	277
GEE Group, Inc [Member]
Promissory notes	$ 1,992	$ 1,992